Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	IEG Holdings Corp
Entity Central Index Key	0001627811
Document Type	S-1/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description	Pursuant to Rule 429 of the Securities Act of 1933, as amended, this registration statement also serves as Post-Effective Amendment No. 4 to the registrant’s registration statement on Form S-1 (No. 333-205729, declared effective on August 27, 2015) (the “2015 Form S-1”). The registrant hereby amends the 2015 Form S-1 to deregister all of the shares of common stock covered by the 2015 Form S-1 that were originally registered.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	IEGH